Employee benefits, Net cost for period (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Details for net cost [Abstract]
Interest cost	$ (220)	$ (257)
Net cost for the period	(4,110)	19,027
Pensions and Seniority Premiums [Member]
Details for net cost [Abstract]
Current service cost	(21,158)	4,541
Interest cost	12,371	11,892
Net cost for the period	(8,787)	16,433
Termination of Employment [Member]
Details for net cost [Abstract]
Current service cost	3,907	1,727
Interest cost	770	867
Net cost for the period	$ 4,677	$ 2,594